Filed electronically with the Securities and Exchange Commission on June 21, 2016

1933 Act File No. 002-13628

1940 Act File No. 811-00043

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 220	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 170

Deutsche Investment Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

With a copy to: David A. Sturms, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On __________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  Deutsche Small Cap Core Fund - Class R6 and Institutional Class

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of June 2016.

  DEUTSCHE INVESTMENT TRUST

  By: /s/Brian E. Binder

  Brian E. Binder*

  President

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	June 9, 2016

/s/ Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	June 9, 2016

/s/John W. Ballantine
John W. Ballantine*	Trustee	June 9, 2016

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	June 9, 2016

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	June 9, 2016

/s/Keith R. Fox
Keith R. Fox*	Trustee	June 9, 2016

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	June 9, 2016

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	June 9, 2016

/s/Richard J. Herring
Richard J. Herring*	Trustee	June 9, 2016

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	June 9, 2016

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	June 9, 2016

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	June 9, 2016

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	June 9, 2016

  *By:

  /s/ Caroline Pearson

  Caroline Pearson**

  Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 204, as filed on August 22, 2014 to the Registration Statement.

  EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase